Summary of Significant Accounting Policies (Disclosure of Share-based Compensation Arrangements, Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis of Presentation and Accounting Policies [Abstract]
Expected life of options	7 years	7 years
Risk-free interest rate	1.78%	1.39%
Expected volatility	22.12%	21.91%
Expected dividend yield	4.86%	4.62%